SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1) - Stock options [Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Statement [Line Items]
Stock options exercisable	2,839,000
Stock Options Outstanding	2,839,000
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2.83
Weighted Average Remaining Contractual Life (Years), stock options outstanding	2.83
Stock options exercisable	2,839,000
September 20, 2022 [Member]
Statement [Line Items]
Expiry Date	Sep. 20, 2022
Stock options exercisable	880,000
Exercise Price | $ / shares	$ 1.98
Stock Options Outstanding	880,000
Weighted Average Remaining Contractual Life (Years), stock options exercisable	0.97
Weighted Average Remaining Contractual Life (Years), stock options outstanding	0.97
August 28, 2023 [Member]
Statement [Line Items]
Expiry Date	Aug. 28, 2023
Stock options exercisable	105,000
Exercise Price | $ / shares	$ 1.30
Stock Options Outstanding	105,000
Weighted Average Remaining Contractual Life (Years), stock options exercisable	1.91
Weighted Average Remaining Contractual Life (Years), stock options outstanding	1.91
August 21, 2024 [Member]
Statement [Line Items]
Expiry Date	Aug. 21, 2024
Stock options exercisable	174,000
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	174,000
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2.89
Weighted Average Remaining Contractual Life (Years), stock options outstanding	2.89
August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock options exercisable	1,680,000
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	1,680,000
Weighted Average Remaining Contractual Life (Years), stock options exercisable	3.85
Weighted Average Remaining Contractual Life (Years), stock options outstanding	3.85